UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM JANUARY 1, 2009 THROUGH JANUARY 31, 2009
COMMISSION FILE NUMBERS OF ISSUING ENTITY: 333-141065 and 333-32874
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture, the Transfer and Servicing Agreement or the AdvantaSeries Indenture Supplement.
As of January 31, 2009, the Advanta Business Card Master Trust receivables balance was $4.8 billion.
On January 31, 2009 the Transferor Interest fell below 6% of the aggregate amount of Principal Receivables. In response to this occurrence Collections of Principal Receivables have been deposited into the Excess Funding Account. As of February 18, 2009 approximately $69 million is on deposit in the Excess Funding Account. It is expected that after the payment in full of the AdvantaSeries Class A(2006-A2) notes on February 20, 2009, the Transferor Interest will be above the Required Transferor Interest and there will be no amounts on deposit in the Excess Funding Account.
In accordance with the terms of the respective AdvantaSeries Terms Document, the Accumulation Period for the following tranches has been postponed and is expected to begin on the dates indicated below:

Expected Final
	Expected Start of	Principal Payment
AdvantaSeries Tranche	Accumulation Period	Date
AdvantaSeries Class A(2006-A2)	December 31, 2008	February 20, 2009*
AdvantaSeries Class A(2008-A1)	January 31, 2009**	March 20, 2009
AdvantaSeries Class A(2008-A2)	January 31, 2009**	March 20, 2009
AdvantaSeries Class D(2005-D2)	February 28, 2009	April 20, 2009
AdvantaSeries Class A(2005-A5)	March 31, 2009	May 20, 2009
AdvantaSeries Class A(2006-A3)	April 30, 2009	June 22, 2009
AdvantaSeries Class A(2008-A3)	May 31, 2009	July 20, 2009
AdvantaSeries Class B(2006-B1)	June 30, 2009	August 20, 2009
AdvantaSeries Class C(2004-C1)	August 31, 2009	October 20, 2009
AdvantaSeries Class D(2004-D1)	August 31, 2009	October 20, 2009
AdvantaSeries Class A(2006-A5)	August 31, 2009	October 20, 2009
AdvantaSeries Class D(2006-D3)	August 31, 2009	October 20, 2009
AdvantaSeries Class A(2006-A7)	September 30, 2009	November 20, 2009
AdvantaSeries Class D(2007-D1)	December 31, 2009	February 22, 2010

*	Paid in full today February 20, 2009

**	$247 million (the total outstanding balance of these tranches) has been accumulated and is currently on deposit in the Collection Account.

On February 5, 2009 Standard & Poor’s lowered their rating on all outstanding classes of notes issued from Advanta Business Card Master Trust and removed them from credit watch negative. Ratings changes are as follows:
Class A notes: AAA to AA
Class B notes: A to BBB+
Class C notes: BBB to BB+
Class D notes: BB to B+
On February 19, 2009 Moody’s lowered their rating on 25 outstanding classes of notes issued from Advanta Business Card Master Trust and removed them from review for possible downgrade. Ratings changes are as follows:
Class A notes: Aaa to Baa2
Class B notes: A2 to B3
Class C notes: Baa2 to Caa2
Class D notes: Ba2 to Caa3
The Commitment Termination Date for the Series 2007-A, one of the Advanta Business Card Master Trust variable funding notes issued to a commercial paper conduit, was January 12, 2009. Advanta Business Receivables Corp., the Transferor, chose not to renew this facility. The $5.7 million of outstanding notes will be paid in full today February 20, 2009.
The website containing the Advanta Business Card Managed Portfolio static pool data (www.advanta.com/staticpool) will be updated today February 20, 2009 to include fourth quarter 2008 information.

Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following is filed as an exhibit to this Report under Exhibit 99:

99.1	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of January 1, 2009 through January 31, 2009

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP.
(Depositor)

By:	/s/ Susan A. McVeigh

Name:	Susan A. McVeigh
Title:	Vice President and Treasurer

ADVANTA BANK CORP.
(Servicer)

By:	/s/ Michael Coco

Name:	Michael Coco
Title:	Vice President and Treasurer
Dated: February 20, 2009

Exhibit Index
Exhibit No.
The following is filed as an exhibit to this Report under Exhibit 99:

99.1	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of January 1, 2009 through January 31, 2009

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